SUBSEQUENT EVENTS (Details Textual) - USD ($)																1 Months Ended									3 Months Ended		12 Months Ended
	Apr. 01, 2016	Oct. 16, 2015	Oct. 15, 2015	Oct. 13, 2015	Oct. 08, 2015	Oct. 07, 2015	Oct. 01, 2015	Sep. 16, 2015	Sep. 08, 2015	Sep. 04, 2015	Aug. 14, 2015	Jul. 15, 2015	Jul. 14, 2015	Dec. 04, 2014	Jul. 02, 2014	Oct. 28, 2015	Sep. 24, 2015	Sep. 22, 2015	Sep. 18, 2015	Sep. 01, 2015	Aug. 26, 2015	May. 19, 2015	Jan. 27, 2015	Jul. 18, 2014	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jul. 10, 2015	Jun. 04, 2015	Nov. 12, 2014	Sep. 30, 2013
Subsequent Event [Line Items]
Proceeds from Notes Payable																							$ 50,000
Debt Conversion, Converted Instrument, Shares Issued															2,183,333
Debt Conversion, Original Debt, Amount																								$ 50,000	$ 0	$ (2,500)
Debt Instrument, Convertible, Conversion Price															$ 0.0709															$ 0.07
Legal Fees																							$ 2,500
Debt Instrument, Unamortized Discount																												$ 30,000
Stock Issued During Period, Shares, Issued for Services														3,000,000
Debt Instrument, Increase, Accrued Interest																									6,026
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																						55.00%
Promissory Note Payable Issued For Services																									$ 0	$ 50,000
Common stock, par value																									$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights																																$ 0.0698
Debt Instrument, Interest Rate, Stated Percentage																														10.00%
Debt Conversion, Converted Instrument, Amount															$ 139,680												$ 152,285	$ 0
Stock Issued During Period, Value, Issued for Services																											741,276	244,500
Secured Investor Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Unamortized Discount																											20,000
Secured Debt																											220,000
Proceeds from Issuance of Secured Debt																											201,997
Interest Proceeds Received																											$ 1,997
Shares Issued, Price Per Share																											$ 0.07
Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Unamortized Discount																									$ 448,532		$ 415,467	$ 121,059
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Debt												$ 137,915
Debt Instrument, Annual Principal Payment												104,000
Debt Instrument, Periodic Payment, Interest												2,872
Debt Instrument Prepayment Penalty												$ 31,043
Discount On Debt Issued Percentage																30.00%
Subsequent Event [Member] | Three Notes Issued [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable													$ 352,500
Legal Fees													17,690
Net Proceeds From Notes Payable													$ 334,810
Subsequent Event [Member] | Conversion Notice [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			5,000,000	8,808,435		2,535,293	2,152,289	826,726			866,796							911,294	877,969	1,396,108	1,414,843
Debt Conversion, Original Debt, Amount								$ 15,687			$ 20,500							$ 15,638	$ 15,694	$ 25,723	$ 26,068
Debt Instrument, Convertible, Conversion Price			$ 0.01	$ 0.012375		$ 0.012375	$ 0.012375	$ 0.018975			$ 0.02365							$ 0.01716	$ 0.017875	$ 0.018425	$ 0.018425
Debt Conversion, Converted Instrument, Amount			$ 50,000	$ 109,004		$ 31,374	$ 26,635
Subsequent Event [Member] | Conversion Notice One [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				8,461,602						849,263	879,585
Debt Conversion, Original Debt, Amount										$ 15,648	$ 20,802
Debt Instrument, Convertible, Conversion Price				$ 0.012375						$ 0.018425	$ 0.02365
Debt Conversion, Converted Instrument, Amount				$ 104,712
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																$ 4,400,000
Warrant Issued To Purchase Of Shares																26,190,476
Cancellation Of Debt																$ 1,200,000
Amount Will Be Deposited Into Deposit Contro Account																2,800,000
Debt Instrument Increase Decrease Reason For Registration Effective																25,000
Convertible Debt, Total																$ 4,000,000
Common stock, par value																$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.60
Debt Instrument, Increase (Decrease), Other, Net																$ 25,000
Debt Issuance Cost																$ 50,000
Warrants Term																4 years
Subsequent Event [Member] | Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Description																payable quarterly in cash (or if certain conditions are met, in stock at the Companys option) on January 1, April 1, July 1 and October 1. The Debenture is convertible at any time, in whole or in part, at the Purchasers option into shares of the Companys common stock, par value $0.001 per share (the Common Stock), at a conversion price equal to $0.042, which is the volume weighted average price of the Companys Common Stock five days prior to the execution of the Debenture (subject to adjustment) (the Conversion Price). At any time after the effective date of the registration statement, the Purchaser has the opportunity to convert up to an aggregate of $2,090,000 of the Debenture, at one or more conversion dates, into shares of Common Stock at a conversion price equal to the VWAP of the Common Stock over the five (5) trading days prior to such Effective Date. The Purchaser option to convert at such a conversion price expires when the Purchaser converts an aggregate of $2,090,000 of the Debenture using such conversion price. If the volume weighted average price of the Company Common Stock on any trading day is less than the Conversion Price, the Purchaser may convert at a price per share equal to a twenty percent (20%) discount to the average of the two lowest closing prices during the five trading days prior to the date of conversion. At no time will the Purchaser be entitled to convert any portion of the Debenture to the extent that after such conversion, the Purchaser (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of Common Stock as of such date
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.60
Discount On Debt Issued Percentage																10.00%
Debt Instrument, Interest Rate, Stated Percentage																5.00%
Debt Instrument, Interest Rate, Increase (Decrease)																18.00%
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable							1,150,000
Debt Conversion, Original Debt, Amount																	$ 1,200,000
Debt Instrument, Convertible, Conversion Price																	$ 0.0346
Debt Instrument, Issuance Date																	Sep. 24, 2015
Debt Instrument, Face Amount																	$ 1,200,000
Debt Instrument, Increase, Accrued Interest																	$ 180,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																	20.00%
Debt Instrument, Maturity Date, Description																	The debenture has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Note; or (ii) June 24, 2016.
Promissory Note Payable Issued For Services							50,000
Notes Payable							$ 1,200,000
Debt Instrument, Description							The Company issued the Promissory Note with a principal amount of $1,200,000 to the Lender. The Promissory Note has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Promissory Note; or (ii) June 24, 2016. On its face, the Promissory Note does not accrue any interest. In the event that the Lender does not proceed with a subsequent financing, beginning on the 46th day following the Issuance Date, the Note will have a one-time interest adjustment of $180,000 on the outstanding principal of the Promissory Note. Additionally, if the Lender does not wish to proceed with a subsequent financing, the Promissory Note will also be convertible into common stock at the lower of (i) $0.0346; or (ii) a twenty percent (20%) discount to the average of the two lowest closing prices of the common stock in the five trading days prior to the date of conversion.
Subsequent Event [Member] | Twentieth Trading [Member] | Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																125.00%
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share		$ 0.0415					$ 0.031														$ 0.04
Stock Issued During Period, Shares, Issued for Services	1,500,000	4,000,000			8,000,000		1,500,000														560,000
Stock Issued During Period, Value, Issued for Services		$ 166,000					$ 46,500
Subsequent Event [Member] | Scientific Advisory Board [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share									$ 0.0369
Stock Issued During Period, Shares, Issued for Services									600,000
Subsequent Event [Member] | Consultant One [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services							1,100,000
Subsequent Event [Member] | Consultant Two [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services							400,000